Financial instruments-fair values and risk management - Sensitivity analysis (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial instruments-fair values and risk management
Earnings before tax, 5% increase	€ 31	€ (94)
Earnings before tax, 5% decrease	(34)	104
Equity, 5% increase	31	(94)
Equity, 5% decrease	€ (34)	€ 104